UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net income/(loss) for the period	€ (325)	€ (16,761)
Currency translation differences	(4,152)	(711)
Income tax impact
Items that will not be reclassified subsequently to the income statement	(4,152)	(711)
Total other comprehensive income/(loss) recognized for the period	(4,152)	(711)
Total comprehensive income/(loss) recognized for the period	(4,477)	(17,472)
Attributable to:
Equity holders of the Parent	(4,457)	(17,472)
Non-controlling interests	€ (20)